Performance Management	Nov. 01, 2025
Frank Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the returns of the Fund, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each of the last 10 calendar years. The performance table compares the performance of the Fund's Investor Class, Class C, and Institutional Class shares over time to the performance of a broad-based securities market index and a supplemental index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.frankfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	TOTAL RETURNS FOR INVESTOR CLASS SHARES (for the years ended December 31)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	The Fund's Investor Class year-to-date return through September 30, 2025 was 15.49%.
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2022	13.43%
Worst Quarter:	2nd Quarter 2022	-9.37%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.43%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.37%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024:
Performance Table Narrative

In the performance table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown in the table are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	after-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns shown in the table are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
Investor Class	1 Year	5 Years	10 Years
Return Before Taxes	19.22%	11.34%	5.10%
Return After Taxes on Distributions	17.45%	9.66%	3.89%
Return After Taxes on Distributions and Sale of Fund Shares	11.77%	8.52%	3.64%
Russell 3000 Index* (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%
Russell Midcap Value Index** (reflects no deduction for fees, expenses, or taxes)	13.07%	8.59%	8.10%
Class C	1 Year	5 Years	10 Years
Return Before Taxes	18.30%	10.51%	4.32%
Return After Taxes on Distributions	16.77%	9.04%	3.21%
Return After Taxes on Distributions and Sale of Fund Shares	11.26%	7.98%	3.07%
Russell 3000 Index* (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%
Russell Midcap Value Index** (reflects no deduction for fees, expenses, or taxes)	13.07%	8.59%	8.10%
Institutional Class	1 Year	5 Years	10 Years
Return Before Taxes	19.45%	11.62%	5.37%
Return After Taxes on Distributions	17.60%	9.95%	4.14%
Return After Taxes on Distributions and Sale of Fund Shares	11.89%	8.74%	3.84%
Russell 3000 Index* (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%
Russell Midcap Value Index** (reflects no deduction for fees, expenses, or taxes)	13.07%	8.59%	8.10%

Performance Table Footnotes

*The Russell 3000® Index is a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market. It measures the performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization, and represents approximately 98% of the American public equity market. Investors cannot invest directly in an index or benchmark. The Russell 3000 index was added as a broad-based index as required by the SEC.

**The Russell Midcap Value Index measures performance of the mid-cap value segment of the U.S. equity universe. Investors may not invest in the index directly.

Performance Availability Website Address [Text]	www.frankfunds.com
Camelot Event Driven Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart displays the annual return of the Fund over the past ten years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad-based securities market index and a supplemental index. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results. The Fund acquired all of the assets and liabilities of Quaker Event Arbitrage Fund (the “Predecessor Fund”), a former series of Quaker Investment Trust, in a tax-free reorganization on June 22, 2018. In connection with this acquisition, shares of the Predecessor Fund’s Class A, Class C and Institutional Class Shares were exchanged for Class A, Class A and Institutional Class Shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance for the period after June 22, 2018 and for the Predecessor Fund shares for periods prior to June 22, 2018. Updated performance information will be available at no cost by calling 1-800-869-1679.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee or predict future results
Bar Chart [Heading]	Annual Total Returns (For the calendar years ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown, the Fund’s highest return for a quarter was 35.55% during the third quarter 2020, and the Fund’s lowest return was -26.97% during the first quarter 2020. The Fund’s Class A shares’ total year-to-date return through September 30, 2025 was 9.57% on a load-waived basis.

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	35.55%
Highest Quarterly Return, Date	Sep. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(26.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
	One Year	Five Year	Ten Year
Class A Return Before Taxes	3.61%	9.88%	7.73%
Class A Return After Taxes on Distributions*	2.59%	8.56%	6.37%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.13%	7.40%	5.59%
Russell 3000 Index**	23.81%	13.86%	12.55%
HFRX Event-Driven Index ***	3.73%	1.12%	1.23%

	One Year	Five Year	Ten Year
Institutional Class Return Before Taxes (Inception Date: June 7, 2010)	6.55%	10.74%	8.31%
Institutional Class Return After Taxes on Distributions*	5.40%	9.39%	6.90%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.88%	8.09%	6.05%
Russell 3000 Index**	23.81%	13.86%	12.55%
HFRX Event-Driven Index ***	3.73%	1.12%	1.23%

Performance Table Footnotes

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class; after-tax returns for the other class will vary.

**The Russell 3000® Index is a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market. It measures the performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization, and represents approximately 98% of the American public equity market. Investors cannot invest directly in an index or benchmark. Unlike the Fund’s returns, the index does not reflect any fees or expenses. The Russell 3000 Index was added as a broad-based index as required by the SEC.

** The HFRX Event-Driven Index is comprised of daily-reporting liquid alternative UCITS funds. Event driven managers maintain positions in companies currently or prospectively involved in corporate transactions of a wide variety, including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance, or other capital structure adjustments. Investors cannot invest directly in an index or benchmark. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Performance Availability Phone [Text]	1-800-869-1679